Acquisitions (Tables)	9 Months Ended
Sep. 30, 2022
Anime Business
Acquisitions
Schedule of consideration of acquisitions

	Amount	Amortization Period
	RMB in thousands
Net assets acquired	189,763
Intangible assets
—Brand	85,000	8 years
—Vendor relationship	75,000	10 years
—Non-compete clause	54,000	6 years
Goodwill	283,402

Total	687,165

Total purchase price comprised of:

	Amount
	RMB in thousands
Cash consideration	369,124
Share consideration	243,203
Fair value of previously held equity interests	74,838

Total	687,165

Comics Business
Acquisitions
Schedule of consideration of acquisitions

	Amount	Amortization Period
	RMB in thousands
Net assets acquired	48,764
Intangible assets
—Brand	23,000	10 years
—User base	11,000	3 years
—Copyrights	269,000	8 years
—Technology	4,000	3 years
—Non-compete clause	5,000	2 years
Deferred tax liabilities	(42,133)
Goodwill	281,369

Total	600,000

Total purchase price comprised of:

	Amount
	RMB in thousands
Cash consideration	600,000

Game Business
Acquisitions
Schedule of consideration of acquisitions

	Amount	Amortization Period
	RMB in thousands
Net assets acquired	333,830
Intangible assets
—Non-compete clause	111,000	6 years
—Others	50,965	5 years
Deferred tax liabilities	(40,491)
Goodwill	344,696

Total	800,000

Total purchase price comprised of:

	Amount
	RMB in thousands
Cash consideration	800,000

Other acquisitions
Acquisitions
Schedule of consideration of acquisitions

	For the Year Ended December 31, 2021	For the nine months ended September 30, 2022

	Amount		Amortization Period
	RMB in thousands
Net assets acquired	28,320	85,369
Intangible assets
—Brand	66,000	—	5 years
—Customer relationship	83,000	—	5 years
—Non-compete clause	28,000	9,000	6 years
—Others	71,100	61,000	1 to 10 years
Deferred tax liabilities	—	(17,500)
Goodwill	477,746	42,131

Total	754,166	180,000

Total purchase price comprised of:

	Amount
	RMB in thousands
Cash consideration	244,949	150,000
Share consideration	391,244	—
Fair value of previously held equity interests	117,973	30,000

Total	754,166	180,000